                                OPPENHEIMER GROWTH FUND
                        Supplement dated July 10, 2007 to the
                          Prospectus dated November 24, 2006

     This  supplement  amends the  Prospectus  of  Oppenheimer  Growth Fund (the
"Fund"),  dated November 24, 2006, and replaces the supplements dated June 5 and
June 18, 2007. The Prospectus is amended as follows:

     1. The following is added to the Prospectus:

     The Board of  Trustees  of the Fund has  determined  that it is in the best interest  of the  Fund's  shareholders  that the Fund  reorganize  with and into
Oppenheimer Capital  Appreciation Fund ("Capital  Appreciation Fund"). The Board
unanimously  approved an Agreement and Plan of Reorganization to be entered into between the Fund and Capital  Appreciation  Fund,  whereby Capital  Appreciation
Fund will  acquire  all of the assets of the Fund in exchange  for  newly-issued
shares   of   Capital   Appreciation   Fund  (the   "Reorganization").   If  the
Reorganization  takes place,  Fund  shareholders  will receive the same Class of shares of Capital  Appreciation Fund, with the same 12b-1 fees and sales charges
(including  contingent  deferred sales charges),  as the shares of the Fund they held immediately prior to the Reorganization.  Following the Reorganization, the
Fund will  liquidate,  dissolve and terminate its  registration as an investment company under the Investment Company Act of 1940, as amended.

     The Reorganization is conditioned upon, among other things, approval by the
Fund's  shareholders.  If all of the  required  approvals  are  obtained,  it is anticipated that the Reorganization will occur in November 2007. Shareholders on the record date, currently anticipated to be July 25th, will be entitled to vote on the Reorganization and will receive a combined proxy statement and prospectus in September 2007 describing the Reorganization and the shareholder meeting. The anticipated date for the shareholder meeting is on or about November 2, 2007.

     2. The section "How the Fund Is Managed - The Manager - Portfolio  Manager"
on page 13 is deleted in its entirety and replaced by the following:

Portfolio Manager.  The Fund's portfolio is managed by Marc L. Baylin, CFA, who is  primarily  responsible  for  the  day-to-day  management  of the  Fund's investments.  Mr. Baylin has been portfolio  manager of the Fund since June 2007 and has been a Vice  President  of the  Manager  and a member  of the  Manager's
Growth Equity Investment Team since September 2005. He was Managing Director and
Lead Portfolio Manager at JP Morgan Fleming Investment Management from June 2002 to August 2005 and was a Vice President of T. Rowe Price to June 2002,  where he was an  investment  analyst  from June 1993 and a portfolio  manager  from March
1999. Mr. Baylin is a portfolio  manager and officer of other  portfolios in the
OppenheimerFunds complex.

     3. The  section  "About  the Fund - The  Fund's  Investment  Objective  and
Principal  Investment  Strategies - How Does the Portfolio  Manager  Decide What
Securities to Buy or Sell?" on page 3 is deleted in its entirety and replaced by the following:

HOW DOES THE MANAGER  DECIDE  WHAT  SECURITIES  TO BUY OR SELL?  The Fund's
portfolio  manager looks for growth companies with stock prices that he believes are  reasonable  in relation to overall stock market  valuations.  The portfolio manager  focuses on factors that may vary in  particular  cases and over time in seeking broad  diversification  of the Fund's  portfolio  among  industries  and market  sectors.  Currently,  the  portfolio  manager  looks for:
o companies in businesses with  above-average  growth potential,
o companies with growth rates that the portfolio  managers  believe are sustainable over time,
o stocks with reasonable valuations relative to their growth potential.

     The portfolio  manager may sell  companies  that he believes no longer meet the above criteria.

July 10, 2007                                                        PS0270.031

                                OPPENHEIMER GROWTH FUND
                          Supplement dated July 10, 2007 to the
                 Statement of Additional Information dated November 24, 2006

     This  supplement   amends  the  Statement  of  Additional   Information  of
Oppenheimer Growth Fund (the "Fund"),  dated November 24, 2006, and replaces the supplement dated June 18, 2007.

The following is added to the Statement of Additional Information:

     The Board of  Trustees  of the Fund has  determined  that it is in the best interest  of the  Fund's  shareholders  that the Fund  reorganize  with and into
Oppenheimer Capital  Appreciation Fund ("Capital Appreciation Fund"). The Board
unanimously  approved an Agreement and Plan of Reorganization to be entered into between the Fund and Capital  Appreciation  Fund,  whereby Capital  Appreciation
Fund will  acquire  all of the assets of the Fund in exchange  for  newly-issued
shares   of   Capital   Appreciation   Fund  (the "Reorganization").   If  the
Reorganization  takes place,  Fund  shareholders  will receive the same Class of shares of Capital  Appreciation Fund, with the same 12b-1 fees and sales charges
(including  contingent  deferred sales charges),  as the shares of the Fund they held immediately prior to the Reorganization.  Following the Reorganization, the
Fund will  liquidate,  dissolve and terminate its  registration as an investment company under the Investment Company Act of 1940, as amended.

     The Reorganization is conditioned upon, among other things, approval by the
Fund's  shareholders.  If all of the  required  approvals  are  obtained,  it is anticipated that the Reorganization will occur in November 2007. Shareholders on the record date, currently anticipated to be July 25th, will be entitled to vote on the Reorganization and will receive a combined proxy statement and prospectus in September 2007 describing the Reorganization and the shareholder meeting. The anticipated date for the shareholder meeting is on or about November 2, 2007.

July 10, 2007                                                       PX0270.016